Schedule of Investments (unaudited)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	20,302	$4,597,997
General Dynamics Corp.	8,449	1,656,258
Howmet Aerospace Inc.(a)	4,168	136,794
Huntington Ingalls Industries Inc.	765	156,925
L3Harris Technologies Inc.	7,565	1,715,288
Lockheed Martin Corp.	9,036	3,358,410
Northrop Grumman Corp.	5,522	2,004,596
Raytheon Technologies Corp.	55,954	4,865,200
Textron Inc.	4,462	307,923
TransDigm Group Inc.(a)	681	436,582
		19,235,973
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	3,001	267,599
Expeditors International of Washington Inc.	2,121	272,018
FedEx Corp.	9,025	2,526,549
United Parcel Service Inc., Class B	19,191	3,672,390
XPO Logistics Inc.(a)	1,700	235,773
		6,974,329
Airlines — 0.5%
Alaska Air Group Inc.(a)	4,587	266,184
American Airlines Group Inc.(a)	23,639	481,763
Delta Air Lines Inc.(a)	23,744	947,385
Southwest Airlines Co.(a)	21,935	1,108,156
United Airlines Holdings Inc.(a)	11,925	557,136
		3,360,624
Auto Components — 0.3%
Aptiv PLC(a)	5,905	985,249
Autoliv Inc.	2,904	292,956
BorgWarner Inc.	8,840	432,983
Gentex Corp.	5,099	173,519
Lear Corp.	2,026	354,509
		2,239,216
Automobiles — 0.7%
Ford Motor Co.(a)	145,009	2,022,876
General Motors Co.(a)	47,178	2,681,597
Harley-Davidson Inc.	5,664	224,408
Thor Industries Inc.	970	114,809
		5,043,690
Banks — 7.2%
Bank of America Corp.	278,508	10,683,567
Citigroup Inc.	76,341	5,162,178
Citizens Financial Group Inc.	15,698	661,828
Comerica Inc.	5,147	353,393
Commerce Bancshares Inc.	2,091	147,896
Cullen/Frost Bankers Inc.	2,084	223,655
East West Bancorp. Inc.	5,229	372,043
Fifth Third Bancorp.	25,946	941,580
First Horizon Corp.	20,357	314,516
Huntington Bancshares Inc./OH	32,371	455,784
JPMorgan Chase & Co.	111,797	16,968,549
KeyCorp.	35,769	703,219
M&T Bank Corp.	4,742	634,717
People's United Financial Inc.	15,760	247,432
PNC Financial Services Group Inc. (The)	9,069	1,654,276
Regions Financial Corp.	18,901	363,844
Signature Bank/New York NY	1,239	281,216
SVB Financial Group(a)	664	365,174
Security	Shares	Value

Banks (continued)
Truist Financial Corp.	49,701	$2,705,225
U.S. Bancorp.	50,094	2,782,221
Wells Fargo & Co.	152,664	7,013,384
Western Alliance Bancorp.	1,739	161,414
Zions Bancorp. NA	6,036	314,777
		53,511,888
Beverages — 2.5%
Brown-Forman Corp., Class A	868	58,060
Brown-Forman Corp., Class B, NVS	2,837	201,200
Coca-Cola Co. (The)	143,318	8,173,426
Constellation Brands Inc., Class A	6,260	1,404,368
Keurig Dr Pepper Inc.	21,418	754,128
Molson Coors Beverage Co., Class B(a)	6,941	339,345
PepsiCo Inc.	51,027	8,008,688
		18,939,215
Biotechnology — 2.8%
AbbVie Inc.	65,230	7,586,249
Amgen Inc.	21,219	5,125,237
Biogen Inc.(a)	5,569	1,819,559
Bridgebio Pharma Inc.(a)	1,906	101,876
CRISPR Therapeutics AG(a)(b)	1,280	154,906
Gilead Sciences Inc.	46,330	3,163,876
Novavax Inc.(a)	1,562	280,113
Regeneron Pharmaceuticals Inc.(a)	3,872	2,224,890
United Therapeutics Corp.(a)	1,663	302,550
		20,759,256
Building Products — 0.9%
A O Smith Corp.	2,263	159,157
Allegion PLC	1,532	209,271
Builders FirstSource Inc.(a)	3,028	134,746
Carlisle Companies Inc.	918	185,656
Carrier Global Corp.	30,259	1,671,810
Fortune Brands Home & Security Inc.	2,745	267,555
Johnson Controls International PLC	26,521	1,894,130
Lennox International Inc.	386	127,160
Masco Corp.	5,370	320,643
Owens Corning	3,862	371,370
Trane Technologies PLC	5,935	1,208,425
		6,549,923
Capital Markets — 4.3%
Ameriprise Financial Inc.	4,303	1,108,281
Apollo Global Management Inc., Class A	3,017	177,581
Bank of New York Mellon Corp. (The)	29,883	1,533,894
BlackRock Inc.(c)	5,238	4,542,236
Blackstone Group Inc. (The), NVS	12,747	1,469,347
Carlyle Group Inc. (The)	1,275	64,349
Charles Schwab Corp. (The)	35,445	2,408,488
CME Group Inc.	13,280	2,817,086
Franklin Resources Inc.	10,126	299,223
Goldman Sachs Group Inc. (The)	12,564	4,709,992
Intercontinental Exchange Inc.	14,056	1,684,330
Invesco Ltd.	13,945	339,979
Jefferies Financial Group Inc.	7,372	244,677
Morgan Stanley	54,972	5,276,213
Nasdaq Inc.	1,782	332,753
Northern Trust Corp.	7,672	865,785
Raymond James Financial Inc.	2,400	310,752
S&P Global Inc.	3,087	1,323,459
SEI Investments Co.	2,294	139,475

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	12,844	$1,119,226
T Rowe Price Group Inc.	5,385	1,099,402
		31,866,528
Chemicals — 2.4%
Air Products & Chemicals Inc.	5,740	1,670,512
Albemarle Corp.	1,242	255,902
Axalta Coating Systems Ltd.(a)	4,959	149,266
Celanese Corp., Class A	1,980	308,424
CF Industries Holdings Inc.	7,907	373,606
Corteva Inc.	14,522	621,251
Dow Inc.	27,648	1,718,600
DuPont de Nemours Inc.	19,706	1,478,935
Eastman Chemical Co.	5,031	567,094
Ecolab Inc.	4,925	1,087,588
FMC Corp.	2,842	303,952
International Flavors & Fragrances Inc.	9,189	1,384,231
Linde PLC	12,428	3,820,243
LyondellBasell Industries NV, Class A	9,490	942,642
Mosaic Co. (The)	12,738	397,808
PPG Industries Inc.	6,570	1,074,326
RPM International Inc.	1,913	165,647
Scotts Miracle-Gro Co. (The)	422	74,677
Sherwin-Williams Co. (The)	4,776	1,389,959
Westlake Chemical Corp.	1,316	109,123
		17,893,786
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,649	650,003
Republic Services Inc., Class A	5,235	619,614
Waste Management Inc.	10,415	1,544,128
		2,813,745
Communications Equipment — 1.4%
Ciena Corp.(a)	3,384	196,746
Cisco Systems Inc.	155,641	8,617,842
F5 Networks Inc.(a)	1,149	237,280
Juniper Networks Inc.	12,092	340,269
Motorola Solutions Inc.	4,044	905,532
		10,297,669
Construction & Engineering — 0.1%
AECOM(a)	3,319	208,964
MasTec Inc.(a)	1,058	107,101
Quanta Services Inc.	3,163	287,517
		603,582
Construction Materials — 0.0%
Martin Marietta Materials Inc.	856	310,985

Consumer Finance — 0.9%
Ally Financial Inc.	13,662	701,680
American Express Co.	10,866	1,852,979
Capital One Financial Corp.	9,850	1,592,745
Discover Financial Services	11,302	1,405,064
OneMain Holdings Inc.	3,371	205,631
Santander Consumer USA Holdings Inc.	2,593	106,391
Synchrony Financial	19,933	937,250
		6,801,740
Containers & Packaging — 0.5%
Amcor PLC	56,929	658,099
AptarGroup Inc.	1,176	151,610
Avery Dennison Corp.	1,159	244,178
Ball Corp.	3,415	276,205
Security	Shares	Value

Containers & Packaging (continued)
Berry Global Group Inc.(a)	4,972	$319,650
Crown Holdings Inc.	2,798	279,129
International Paper Co.	14,437	833,881
Packaging Corp. of America	3,500	495,250
Sealed Air Corp.	5,603	317,970
Westrock Co.	9,808	482,652
		4,058,624
Distributors — 0.1%
Genuine Parts Co.	5,324	675,722
LKQ Corp.(a)	5,372	272,629
		948,351
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	1,051	157,125
Service Corp. International	3,060	191,219
		348,344
Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	35,002	9,740,707
Equitable Holdings Inc.	14,131	436,224
Voya Financial Inc.	2,315	149,086
		10,326,017
Diversified Telecommunication Services — 2.2%
AT&T Inc.	263,698	7,396,729
Lumen Technologies Inc.	36,664	457,200
Verizon Communications Inc.	152,903	8,528,929
		16,382,858
Electric Utilities — 3.0%
Alliant Energy Corp.	9,218	539,530
American Electric Power Co. Inc.	18,504	1,630,572
Avangrid Inc.	2,568	133,896
Duke Energy Corp.	28,426	2,987,857
Edison International	13,983	762,074
Entergy Corp.	7,394	760,990
Evergy Inc.	8,450	551,109
Eversource Energy	12,750	1,099,942
Exelon Corp.	36,179	1,693,177
FirstEnergy Corp.	20,046	768,163
NextEra Energy Inc.	72,442	5,643,232
NRG Energy Inc.	6,447	265,874
OGE Energy Corp.	7,495	252,956
PG&E Corp.(a)	54,872	482,325
Pinnacle West Capital Corp.	4,155	347,150
PPL Corp.	28,356	804,460
Southern Co. (The)	39,138	2,499,744
Xcel Energy Inc.	19,944	1,361,178
		22,584,229
Electrical Equipment — 0.9%
AMETEK Inc.	4,047	562,735
Eaton Corp. PLC	14,739	2,329,499
Emerson Electric Co.	22,178	2,237,538
Hubbell Inc.	1,380	276,635
Rockwell Automation Inc.	1,666	512,162
Sensata Technologies Holding PLC(a)	5,829	341,696
Sunrun Inc.(a)(b)	2,119	112,244
		6,372,509
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,834	930,337
Arrow Electronics Inc.(a)	2,734	324,170
CDW Corp./DE	2,028	371,834

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	11,612	$486,078
Flex Ltd.(a)	18,410	330,828
Jabil Inc.	3,360	200,055
Keysight Technologies Inc.(a)	1,951	321,037
TE Connectivity Ltd.	9,360	1,380,319
		4,344,658
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	26,810	569,444
Halliburton Co.	19,293	398,979
Schlumberger Ltd.	51,772	1,492,587
		2,461,010
Entertainment — 1.0%
Activision Blizzard Inc.	13,676	1,143,587
Electronic Arts Inc.	5,758	828,922
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,113	46,145
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	7,503	352,116
Live Nation Entertainment Inc.(a)	2,495	196,830
Playtika Holding Corp.(a)	1,279	28,432
Walt Disney Co. (The)(a)	29,360	5,167,947
		7,763,979
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	1,852	372,882
American Tower Corp.	6,106	1,726,777
Americold Realty Trust	5,119	198,873
AvalonBay Communities Inc.	2,562	583,701
Boston Properties Inc.	5,235	614,484
Camden Property Trust.	2,364	353,158
CubeSmart	4,383	217,660
Digital Realty Trust Inc.	6,572	1,013,140
Duke Realty Corp.	5,382	273,836
Equity LifeStyle Properties Inc.	2,978	249,556
Equity Residential	12,712	1,069,461
Essex Property Trust Inc.	1,599	524,632
Extra Space Storage Inc.	2,524	439,529
Federal Realty Investment Trust	2,629	308,986
Gaming and Leisure Properties Inc.	8,101	383,501
Healthpeak Properties Inc.	12,702	469,593
Host Hotels & Resorts Inc.(a)	26,023	414,546
Iron Mountain Inc.	10,642	465,694
Kilroy Realty Corp.	2,100	145,467
Kimco Realty Corp.	15,975	340,747
Lamar Advertising Co., Class A	3,195	340,587
Medical Properties Trust Inc.	21,678	455,888
Mid-America Apartment Communities Inc.	2,428	468,847
National Retail Properties Inc.	6,470	316,189
Omega Healthcare Investors Inc.	8,674	314,693
Prologis Inc.	15,359	1,966,566
Public Storage	5,636	1,761,137
Realty Income Corp.	9,245	649,831
Regency Centers Corp.	5,823	380,882
Simon Property Group Inc.	12,165	1,539,116
STORE Capital Corp.	6,058	219,239
UDR Inc.	5,969	328,235
Ventas Inc.	13,827	826,578
VEREIT Inc.	8,445	413,552
VICI Properties Inc.	13,281	414,234
Vornado Realty Trust	5,808	252,648
Welltower Inc.	15,475	1,344,159
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	27,612	$931,353
WP Carey Inc.	6,560	529,326
		23,619,283
Food & Staples Retailing — 2.1%
Casey's General Stores Inc.	655	129,500
Costco Wholesale Corp.	9,106	3,913,030
Kroger Co. (The)	28,099	1,143,629
Performance Food Group Co.(a)	3,026	138,651
Sysco Corp.	18,951	1,406,164
U.S. Foods Holding Corp.(a)	8,179	280,867
Walgreens Boots Alliance Inc.	26,598	1,254,096
Walmart Inc.	50,708	7,228,426
		15,494,363
Food Products — 1.5%
Archer-Daniels-Midland Co.	20,716	1,237,160
Bunge Ltd.	5,213	404,685
Campbell Soup Co.	7,524	328,949
Conagra Brands Inc.	17,807	596,356
General Mills Inc.	22,603	1,330,413
Hershey Co. (The)	2,404	430,028
Hormel Foods Corp.	7,092	328,927
JM Smucker Co. (The)	4,040	529,684
Kellogg Co.	9,287	588,424
Kraft Heinz Co. (The)	23,893	919,164
Lamb Weston Holdings Inc.	2,959	197,572
McCormick & Co. Inc./MD, NVS	4,695	395,178
Mondelez International Inc., Class A	51,891	3,282,625
Tyson Foods Inc., Class A	10,865	776,413
		11,345,578
Gas Utilities — 0.1%
Atmos Energy Corp.	4,816	474,809
UGI Corp.	7,729	355,457
		830,266
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	27,042	3,271,541
Baxter International Inc.	14,672	1,134,879
Becton Dickinson and Co.	10,757	2,751,103
Boston Scientific Corp.(a)	35,695	1,627,692
DENTSPLY SIRONA Inc.	3,135	207,035
Hill-Rom Holdings Inc.	2,483	343,796
Hologic Inc.(a)	4,208	315,768
Medtronic PLC	49,689	6,524,663
Stryker Corp.	7,815	2,117,396
Zimmer Biomet Holdings Inc.	7,730	1,263,237
		19,557,110
Health Care Providers & Services — 4.2%
AmerisourceBergen Corp., Class A	5,451	665,949
Anthem Inc.	9,043	3,472,602
Cardinal Health Inc.	10,694	635,010
Centene Corp.(a)	21,579	1,480,535
Chemed Corp.	218	103,772
Cigna Corp.	12,684	2,910,851
CVS Health Corp.	48,623	4,004,590
DaVita Inc.(a)	1,619	194,685
Encompass Health Corp.	1,674	139,360
HCA Healthcare Inc.	9,723	2,413,249
Henry Schein Inc.(a)	5,186	415,658
Humana Inc.	3,439	1,464,533
Laboratory Corp. of America Holdings(a)	3,608	1,068,509

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	5,844	$1,191,183
Molina Healthcare Inc.(a)	1,410	384,944
Quest Diagnostics Inc.	4,833	685,319
UnitedHealth Group Inc.	23,132	9,535,473
Universal Health Services Inc., Class B	2,875	461,179
		31,227,401
Health Care Technology — 0.1%
Cerner Corp.	5,100	409,989

Hotels, Restaurants & Leisure — 2.0%
Aramark	9,395	330,046
Boyd Gaming Corp.(a)	1,400	79,800
Caesars Entertainment Inc.(a)	2,603	227,398
Carnival Corp.(a)	29,422	636,986
Darden Restaurants Inc.	2,674	390,083
Expedia Group Inc.(a)	3,133	504,006
Hilton Worldwide Holdings Inc.(a)	6,061	796,719
Las Vegas Sands Corp.(a)	12,107	512,732
McDonald's Corp.	27,558	6,688,602
Norwegian Cruise Line Holdings Ltd.(a)	13,635	327,649
Royal Caribbean Cruises Ltd.(a)	8,068	620,187
Starbucks Corp.	21,845	2,652,638
Wynn Resorts Ltd.(a)	3,879	381,422
Yum! Brands Inc.	3,976	522,407
		14,670,675
Household Durables — 0.6%
DR Horton Inc.	5,417	516,944
Garmin Ltd.	2,570	404,004
Lennar Corp., Class A	10,190	1,071,479
Lennar Corp., Class B	567	48,960
Mohawk Industries Inc.(a)	2,163	421,569
Newell Brands Inc.	13,950	345,263
NVR Inc.(a)	52	271,575
PulteGroup Inc.	9,748	534,873
Toll Brothers Inc.	4,137	245,200
Whirlpool Corp.	2,308	511,314
		4,371,181
Household Products — 2.4%
Church & Dwight Co. Inc.	3,853	333,593
Clorox Co. (The)	3,055	552,619
Colgate-Palmolive Co.	31,268	2,485,806
Kimberly-Clark Corp.	12,492	1,695,414
Procter & Gamble Co. (The)	90,420	12,860,437
		17,927,869
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,556	581,977
Vistra Corp.	6,815	130,507
		712,484
Industrial Conglomerates — 2.1%
3M Co.	21,409	4,237,698
General Electric Co.	324,215	4,198,584
Honeywell International Inc.	25,653	5,997,415
Roper Technologies Inc.	1,950	958,113
		15,391,810
Insurance — 3.3%
Aflac Inc.	23,435	1,288,925
Alleghany Corp.(a)	513	340,170
Allstate Corp. (The)	11,090	1,442,255
American Financial Group Inc./OH	1,357	171,647
Security	Shares	Value

Insurance (continued)
American International Group Inc.	31,627	$1,497,538
Aon PLC, Class A	4,697	1,221,361
Arch Capital Group Ltd.(a)	7,473	291,447
Arthur J Gallagher & Co.	2,685	374,047
Assurant Inc.	2,233	352,390
Athene Holding Ltd., Class A(a)	3,007	194,312
Chubb Ltd.	16,633	2,806,652
Cincinnati Financial Corp.	3,207	378,041
Everest Re Group Ltd.	780	197,207
Fidelity National Financial Inc.	10,489	467,914
Globe Life Inc.	3,496	325,513
Hartford Financial Services Group Inc. (The)	13,165	837,557
Lincoln National Corp.	6,618	407,801
Loews Corp.	5,044	270,510
Markel Corp.(a)	508	612,734
Marsh & McLennan Companies Inc.	18,813	2,769,650
MetLife Inc.	27,550	1,589,635
Old Republic International Corp.	10,446	257,598
Principal Financial Group Inc.	9,324	579,300
Progressive Corp. (The)	21,641	2,059,358
Prudential Financial Inc.	14,595	1,463,587
Reinsurance Group of America Inc.	2,512	276,772
RenaissanceRe Holdings Ltd.	952	145,361
Travelers Companies Inc. (The)	9,318	1,387,637
W R Berkley Corp.	2,886	211,169
Willis Towers Watson PLC	2,811	579,291
		24,797,379
Interactive Media & Services — 0.2%
IAC/InterActiveCorp.(a)	2,058	282,543
Twitter Inc.(a)	15,989	1,115,233
		1,397,776
Internet & Direct Marketing Retail — 0.2%
eBay Inc.	13,478	919,335
Wayfair Inc., Class A(a)(b)	1,081	260,910
		1,180,245
IT Services — 2.5%
Accenture PLC, Class A	12,138	3,856,000
Akamai Technologies Inc.(a)	2,375	284,810
Automatic Data Processing Inc.	9,640	2,020,833
Cognizant Technology Solutions Corp., Class A	19,546	1,437,217
Concentrix Corp.(a)	721	118,049
DXC Technology Co.(a)	9,390	375,412
Fidelity National Information Services Inc.	14,215	2,118,746
Fiserv Inc.(a)	13,630	1,568,949
Genpact Ltd.	3,648	181,707
Global Payments Inc.	4,870	941,907
International Business Machines Corp.	33,001	4,651,821
Paychex Inc.	6,073	691,229
Western Union Co. (The)	15,117	350,866
WEX Inc.(a)	734	139,262
		18,736,808
Leisure Products — 0.1%
Brunswick Corp./DE	1,029	107,428
Hasbro Inc.	1,853	184,262
Mattel Inc.(a)	6,614	143,656
Polaris Inc.	1,019	133,560
		568,906
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,631	556,378

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
IQVIA Holdings Inc.(a)	3,093	$766,136
PerkinElmer Inc.	2,938	535,392
Syneos Health Inc.(a)	2,356	211,262
Thermo Fisher Scientific Inc.	9,397	5,074,474
Waters Corp.(a)	738	287,680
		7,431,322
Machinery — 1.9%
AGCO Corp.	864	114,143
Caterpillar Inc.	11,713	2,421,663
Cummins Inc.	5,399	1,253,108
Deere & Co.	4,068	1,470,948
Donaldson Co. Inc.	2,383	157,731
Dover Corp.	3,009	502,864
Fortive Corp.	5,924	430,438
Illinois Tool Works Inc.	10,630	2,409,502
Ingersoll Rand Inc.(a)	7,027	343,409
ITT Inc.	1,484	145,298
Lincoln Electric Holdings Inc.	1,361	189,764
Middleby Corp. (The)(a)	1,132	216,767
Oshkosh Corp.	1,400	167,370
Otis Worldwide Corp.	5,240	469,242
PACCAR Inc.	9,030	749,400
Parker-Hannifin Corp.	3,361	1,048,733
Pentair PLC	2,948	217,179
Snap-on Inc.	1,994	434,652
Stanley Black & Decker Inc.	3,315	653,221
Westinghouse Air Brake Technologies Corp.	6,578	558,275
		13,953,707
Media — 1.9%
Altice USA Inc., Class A(a)	3,435	105,557
Comcast Corp., Class A	169,330	9,961,684
Discovery Inc., Class A(a)(b)	6,215	180,297
Discovery Inc., Class C, NVS(a)	11,074	300,216
DISH Network Corp., Class A(a)	9,157	383,587
Fox Corp., Class A, NVS	12,135	432,734
Fox Corp., Class B	5,744	190,930
Interpublic Group of Companies Inc. (The)	14,499	512,685
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,470	68,634
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,113	143,821
News Corp., Class A, NVS	14,416	355,066
News Corp., Class B	4,784	112,472
Omnicom Group Inc.	7,928	577,317
Sirius XM Holdings Inc.	24,229	156,762
ViacomCBS Inc., Class A	379	16,877
ViacomCBS Inc., Class B, NVS	22,319	913,517
		14,412,156
Metals & Mining — 0.6%
Cleveland-Cliffs Inc.(a)(b)	16,932	423,300
Freeport-McMoRan Inc.	22,990	875,919
Newmont Corp.	17,423	1,094,513
Nucor Corp.	11,028	1,147,133
Reliance Steel & Aluminum Co.	2,347	368,831
Southern Copper Corp.	1,594	104,630
Steel Dynamics Inc.	7,394	476,543
		4,490,869
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	19,533	309,989
Annaly Capital Management Inc.	51,542	437,592
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	10,576	$275,293
		1,022,874
Multi-Utilities — 1.3%
Ameren Corp.	9,418	790,359
CenterPoint Energy Inc.	21,395	544,717
CMS Energy Corp.	7,572	467,874
Consolidated Edison Inc.	12,633	931,936
Dominion Energy Inc.	29,824	2,232,923
DTE Energy Co.	7,139	837,547
NiSource Inc.	14,454	358,026
Public Service Enterprise Group Inc.	18,736	1,165,941
Sempra Energy	11,629	1,519,329
WEC Energy Group Inc.	11,651	1,096,825
		9,945,477
Multiline Retail — 0.8%
Dollar General Corp.	6,258	1,455,861
Dollar Tree Inc.(a)	8,553	853,504
Kohl's Corp.	5,757	292,455
Target Corp.	13,638	3,560,200
		6,162,020
Oil, Gas & Consumable Fuels — 4.4%
APA Corp.	13,930	261,188
Cabot Oil & Gas Corp.	14,731	235,696
Chevron Corp.	71,381	7,267,300
ConocoPhillips.	49,857	2,794,983
Continental Resources Inc./OK	2,302	78,613
Devon Energy Corp.	21,953	567,266
Diamondback Energy Inc.	6,670	514,457
EOG Resources Inc.	21,599	1,573,703
Exxon Mobil Corp.	156,355	9,001,357
Hess Corp.	10,142	775,254
Kinder Morgan Inc.	72,178	1,254,454
Marathon Oil Corp.	29,046	336,643
Marathon Petroleum Corp.	23,608	1,303,634
Occidental Petroleum Corp.	30,962	808,108
ONEOK Inc.	16,420	853,347
Phillips 66	16,224	1,191,328
Pioneer Natural Resources Co.	8,589	1,248,583
Targa Resources Corp.	5,026	211,645
Texas Pacific Land Corp.(b)	100	149,255
Valero Energy Corp.	15,065	1,008,903
Williams Companies Inc. (The)	45,051	1,128,528
		32,564,245
Personal Products — 0.1%
Coty Inc., Class A(a)	10,448	91,211
Estee Lauder Companies Inc. (The), Class A	2,960	988,137
		1,079,348
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	82,504	5,599,546
Elanco Animal Health Inc.(a)	5,231	190,775
Eli Lilly & Co.	15,922	3,877,007
Jazz Pharmaceuticals PLC(a)	2,216	375,656
Johnson & Johnson	97,259	16,748,000
Merck & Co. Inc.	93,514	7,188,421
Pfizer Inc.	206,736	8,850,368
Royalty Pharma PLC, Class A	3,294	125,831
Viatris Inc.	44,544	626,734
		43,582,338

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	2,246	$192,729
Dun & Bradstreet Holdings Inc.(a)	2,361	49,487
IHS Markit Ltd.	7,812	912,754
Jacobs Engineering Group Inc.	2,675	361,794
Leidos Holdings Inc.	3,380	359,700
Nielsen Holdings PLC	13,213	313,016
Robert Half International Inc.	2,174	213,508
		2,402,988
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	7,174	692,004
Jones Lang LaSalle Inc.(a)	1,890	420,657
Opendoor Technologies Inc.(a)(b)	12,561	186,154
		1,298,815
Road & Rail — 1.5%
AMERCO	136	79,963
CSX Corp.	83,970	2,713,910
Kansas City Southern	1,057	283,065
Knight-Swift Transportation Holdings Inc.	3,229	160,449
Lyft Inc., Class A(a)	5,741	317,592
Norfolk Southern Corp.	9,261	2,387,764
Union Pacific Corp.	24,536	5,367,495
		11,310,238
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices Inc.	9,981	1,671,019
Applied Materials Inc.	11,051	1,546,366
Broadcom Inc.	10,198	4,950,109
Cree Inc.(a)	1,862	172,719
First Solar Inc.(a)	1,636	140,761
Intel Corp.	149,132	8,011,371
KLA Corp.	2,161	752,374
Lam Research Corp.	1,697	1,081,685
Microchip Technology Inc.	6,786	971,212
Micron Technology Inc.(a)	41,422	3,213,519
MKS Instruments Inc.	868	135,790
NXP Semiconductors NV	6,159	1,271,156
ON Semiconductor Corp.(a)	7,476	292,013
QUALCOMM Inc.	13,451	2,014,960
Skyworks Solutions Inc.	1,970	363,485
Texas Instruments Inc.	21,063	4,015,029
Xilinx Inc.	3,707	555,457
		31,159,025
Software — 0.7%
Citrix Systems Inc.	2,288	230,516
NortonLifeLock Inc.	15,209	377,487
Nuance Communications Inc.(a)	5,253	288,390
Oracle Corp.	43,545	3,794,511
SS&C Technologies Holdings Inc.	4,781	374,783
		5,065,687
Specialty Retail — 2.5%
Advance Auto Parts Inc.	1,304	276,526
AutoNation Inc.(a)	1,988	241,204
AutoZone Inc.(a)	514	834,515
Best Buy Co. Inc.	8,244	926,213
CarMax Inc.(a)	3,686	493,740
GameStop Corp., Class A(a)(b)	2,045	329,490
Gap Inc. (The)	7,716	225,076
Home Depot Inc. (The)	26,126	8,574,292
L Brands Inc.	4,594	367,842
Lowe's Companies Inc.	13,550	2,610,949
Security	Shares	Value

Specialty Retail (continued)
O'Reilly Automotive Inc.(a)	1,706	$1,030,151
Ross Stores Inc.	5,310	651,484
TJX Companies Inc. (The)	20,118	1,384,320
Tractor Supply Co.	1,866	337,615
Williams-Sonoma Inc.	1,493	226,488
		18,509,905
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	214,948	31,352,315
Dell Technologies Inc., Class C(a)	9,206	889,484
Hewlett Packard Enterprise Co.	48,130	697,885
HP Inc.	44,516	1,285,177
NetApp Inc.	8,204	652,956
Seagate Technology Holdings PLC	7,338	645,010
Western Digital Corp.(a)	6,766	439,317
		35,962,144
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	5,576	313,985
Nike Inc., Class B	14,931	2,501,092
PVH Corp.(a)	2,628	274,941
Tapestry Inc.(a)	10,277	434,717
		3,524,735
Tobacco — 1.2%
Altria Group Inc.	68,364	3,284,207
Philip Morris International Inc.	57,558	5,760,980
		9,045,187
Trading Companies & Distributors — 0.1%
United Rentals Inc.(a)	1,828	602,417
WW Grainger Inc.	775	344,550
		946,967
Water Utilities — 0.1%
American Water Works Co. Inc.	2,977	506,417
Essential Utilities Inc.	3,638	178,699
		685,116
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	8,478	1,221,002

Total Common Stocks — 99.6%
(Cost: $650,579,495)		740,808,016

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	1,974,741	1,975,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,870,000	1,870,000
		3,845,729
Total Short-Term Investments — 0.5%
(Cost: $3,845,825)		3,845,729

Total Investments in Securities — 100.1%
(Cost: $654,425,320)		744,653,745

Other Assets, Less Liabilities — (0.1)%		(1,005,902)

Net Assets — 100.0%		$743,647,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,531,709	$444,139	(a)	$—		$(25)	$(94)	$1,975,729	1,974,741	$1,277	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,000	—		(20,000	)(a)	—	—	1,870,000	1,870,000	20		—
BlackRock Inc.	3,959,677	378,059		(34,651)		2,874	236,277	4,542,236	5,238	20,596		—
						$2,849	$236,183	$8,387,965		$21,893		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	09/17/21	$220	$8,135
S&P Select Sector Consumer Staples E-Mini Index	15	09/17/21	1,076	16,679
S&P Select Sector Financial E-Mini Index	13	09/17/21	1,459	7,223
				$32,037

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$740,808,016	$—	$—	$740,808,016
Money Market Funds	3,845,729	—	—	3,845,729
	$744,653,745	$—	$—	$744,653,745
Derivative financial instruments(a)
Assets
Futures Contracts	$32,037	$—	$—	$32,037

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares